LOANS PAYABLE	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Loans Payable
LOANS PAYABLE

12. LOANS PAYABLE

Loans payable at November 30, 2022 consisted of the following:

					Annual
Date	Maturity	Description		Principal	Interest Rate
July 18, 2016	July 18, 2017	Promissory note	(35) *	$3,500	22%
June 11, 2018	June 11, 2019	Promissory note	(2) (#)	—	25%
January 31, 2019	June 30, 2019	Promissory note	(1) (#)	—	15%
May 9, 2019	June 30, 2019	Promissory note	(3) (#)	—	15%
May 31, 2019	June 30, 2019	Promissory note	(4) (#)	—	15%
June 26, 2019	June 26, 2020	Promissory note	(5) (#)	—	15%
September 24, 2019	June 24, 2020	Promissory note	(6) (#)	—	15%
January 30, 2020	January 30, 2021	Promissory note	(7) (#)	—	15%
February 27, 2020	February 27, 2021	Promissory note	(8) (#)	—	15%
April 16, 2020	April 16, 2021	Promissory note	(9) (#)	—	15%
May 12, 2020	May 12, 2021	Promissory note	(11) (#)	—	15%
May 22, 2020	May 22, 2021	Promissory note	(12) (#)	—	15%
June 2, 2020	June 2, 2021	Promissory note	(13) (#)	—	15%
June 9, 2020	June 9, 2021	Promissory note	(14) (#)	—	15%
June 12, 2020	June 12, 2021	Promissory note	(15) (#)	—	15%
June 16, 2020	June 16, 2021	Promissory note	(16) (#)	—	15%
September 15, 2020	September 15, 2022	Promissory note	(17) (#)	—	10%
October 6, 2020	March 6, 2023	Promissory note	(18) (#)	—	12%
November 12, 2020	November 12, 2023	Promissory note	(19) (#)	—	12%
November 23, 2020	October 23, 2022	Promissory note	(20) (#)	—	15.5%
November 23, 2020	November 23, 2023	Promissory note	(21) (#)	—	15%
December 10, 2020	December 10, 2023	Promissory note	(22) (#)	—	12%
December 10, 2020	December 10, 2023	Promissory note	(23)	3,921,168	12%
December 10, 2020	December 10, 2023	Promissory note	(24)	3,054,338	12%
December 10, 2020	December 10, 2023	Promissory note	(25)	165,605	12%
December 14, 2020	December 14, 2023	Promissory note	(26)	310,375	12%
December 30, 2020	December 30, 2023	Promissory note	(27)	350,000	12%
December 31, 2021	December 31, 2024	Promissory note	(28)	25,000	12%
December 31, 2021	December 31, 2024	Promissory note	(29)	145,000	12%
January 14, 2021	January 14, 2024	Promissory note	(30)	550,000	12%
February 22, 2021	February 22, 2024	Promissory note	(31)	1,650,000	12%
March 1, 2021	March 1, 2024	Promissory note	(10)	6,000,000	12%
June 8, 2021	June 8, 2024	Promissory note	(32)	2,750,000	12%
July 12, 2021	July 26, 2026	Promissory note	(33)	3,936,360	7%
September 14, 2021	September 14, 2024	Promissory note	(34)	1,650,000	12%
July 28, 2022	July 28, 2023	Promissory note	(36)	170,000	15%
August 30, 2022	August 30,2024	Promissory note	(38)	3,000,000	15%
September 7, 2022	September 7, 2023	Promissory note	(37)	400,000	15%
September 8, 2022	September 8, 2023	Promissory note	(39)	475,000	15%
October 13, 2022	October 13, 2023	Promissory note	(40)	350,000	15%
October 28, 2022	October 31, 2026	Promissory note	(41)	400,000	15%
November 9, 2022	October 31, 2026	Promissory note	(41)	400,000	15%
November 10, 2022	October 31, 2026	Promissory note	(41)	400,000	15%
November 15, 2022	October 31, 2026	Promissory note	(41)	400,000	15%
				$30,506,346

Less: current portion of loans payable				(1,398,500)
Less: discount on non-current loans payable				(5,378,890)
Non-current loans payable, net of discount				$23,728,956

Current portion of loans payable				$1,398,500
Less: discount on current portion of loans payable				(158,194)
Current portion of loans payable, net of discount				$1,240,306

*	In default. Default interest rate 22%

(#)	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.

(1)	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.

(2)	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.

(3)	Original $7,850 note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance. The loan and accrued interest were fully paid in March 2022.

(4)	Original $86,567 note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance. The loan and accrued interest were fully paid in March 2022.

(5)	Original $79,104 note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance. The loan and accrued interest were fully paid in March 2022.

(6)	Original $12,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,000 at issuance. The loan and accrued interest were fully paid in March 2022.

(7)	Original $11,000 note may be pre-payable at any time. The note balance includes an original issue discount of $2,450 at issuance. The loan and accrued interest were fully paid in March 2022.

(8)	Original $5,000 note may be pre-payable at any time. The note balance includes an original issue discount of $1,200 at issuance. The loan and accrued interest were fully paid in March 2022.

(9)	Original $13,000 note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance. The loan and accrued interest were paid in March 2022.

(10)	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For both the three and six months ended November 30, 2022, the Company recorded amortization expense of $0 with an unamortized discount of $0 at November 30, 2022. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.

(11)	Original $43,500 note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance. The loan and accrued interest were fully paid in March 2022.

(12)	Original $85,000 note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance. The loan and accrued interest were fully paid in March 2022.

(13)	Original $62,000 note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance. The loan and accrued interest were fully paid in March 2022.

(14)	Original $31,000 note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance. The loan and accrued interest were fully paid in March 2022.

(15)	Original $50,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance. The loan and accrued interest were fully paid in March 2022.

(16)	Original $42,000 note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance. The loan and accrued interest were fully paid in March 2022.

(17)	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. The loan and accrued interest were fully paid in March 2022.

(18)	Original principal of $150,000 and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.

(19)	Original $110,000 note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. The loan and accrued interest were fully paid in March 2022.

(20)	Original principal of $65,000 and interest repayable in 21 monthly instalments of $4,060 commencing February 23, 2021. Secured by revenue earning devices. The loan and accrued interest were fully paid in March 2022.

(21)	Original $300,000 note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.

(22)	Original $82,500 note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. The loan and accrued interest were fully paid in March 2022.

(23)	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(24)	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(25)	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.

(26)	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.

(27)	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $22,829 and $53,156, respectively, with an unamortized discount of $223,697 at November 30, 2022.

(28)	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(29)	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(30)	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $34,441 and $85,968, respectively, with an unamortized discount of $281,264 at November 30, 2022.

(31)	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $82,582 and $184,959, respectively, with an unamortized discount of $1,309,454 at November 30, 2022. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.

(32)	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $120,297 and $319,016, respectively, with an unamortized discount of $930,729 at November 30, 2022. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022.

(33)	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the quarter and nine months ended November 30, 2022 there was repayments $27,800 and $63,800, respectively on the note.

(34)	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $59,646 and $122,486 respectively. with an unamortized discount of $1,279,947 at November 30, 2022.

(35)	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.

(36)	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the three and nine months ended November 30, 2022, the Company recorded amortization expense of $4,589 and $6,048 with an unamortized discount of $13,952 at November 30, 2022.

(37)	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $10,691 with an unamortized discount of $39,309 at November 30, 2022.

(38)	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $4,248, with an unamortized discount of $35,252 at November 30, 2022

(39)

Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $16,473 with an unamortized discount of $58,527 at November 30, 2022.

(40)	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $3,593 with an unamortized discount of $46,407 at November 30, 2022.

(41)

On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each trance of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At November 30, 2022 the Company has issued 4 tranches as follows:

October 28, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants and 1 Series F Preferred Share having a relative fair value of $299,399. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $0 with an unamortized discount of $349,399 at November 30, 2022.

November 9, 2022, $400,000 loan, original issue discount of $50,000 , 61 Series F Preferred Share warrants e having a relative fair value of $299,750. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $0 with an unamortized discount of $349,750 at November 30, 2022.

November 10, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants e having a relative fair value of $302,020. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $0 with an unamortized discount of $352,020 at November 30, 2022.

November 15, 2022, $400,000 loan, original issue discount of $50,000, 61 Series F Preferred Share warrants e having a relative fair value of $299,959. For both the three and nine months ended November 30, 2022, the Company recorded amortization expense of $0 with an unamortized discount of $349,959 at November 30, 2022.

11. LOANS PAYABLE

Loans payable at February 28, 2022 consisted of the following:

					Annual
Date	Maturity	Description		Principal	Interest Rate
June 11, 2018	June 11, 2019	Promissory note	(3)	$48,000	25%	*
August 10, 2018	September 1, 2018	Promissory note	(4)	—	25%
August 16, 2018	August 16, 2019	Promissory note	(1)	—	25%
August 16, 2018	October 1, 2018	Promissory note	(4)	—	25%
January 31, 2019	June 30, 2019	Promissory note	(2)	78,432	15%	*
January 24, 2019	January 24, 2021	Loan	(8)	—	11%
May 9, 2019	June 30, 2019	Promissory note	(5)	7,850	15%	*
May 31, 2019	June 30, 2019	Promissory note	(6)	86,566	15%	*
June 26, 2019	June 26, 2020	Promissory note	(9)	79,104	15%	*
September 24, 2019	June 24, 2020	Promissory note	(13)	12,000	15%	*
January 30, 2020	January 30, 2021	Promissory note	(15)	11,000	15%	*
February 27, 2020	February 27, 2021	Promissory note	(16)	5,000	15%	*
April 16, 2020	April 16, 2021	Promissory note	(17)	13,000	15%	*
May 12, 2020	May 12, 2021	Promissory note	(18)	43,500	15%	*
May 22, 2020	May 22, 2021	Promissory note	(19)	85,000	15%	*
June 2, 2020	June 2, 2021	Promissory note	(23)	62,000	15%	*
June 9, 2020	June 9, 2021	Promissory note	(24)	31,000	15%	*
June 12, 2020	June 12, 2021	Promissory note	(25)	50,000	15%	*
June 16, 2020	June 16, 2021	Promissory note	(26)	42,000	15%	*
April 3, 2020	April 3, 2021	Promissory note	(20)	—	20%
August 13, 2020	August 13, 2021	Promissory note	(22)	—	20%
September 8, 2020	September 8, 2021	Promissory note	(27)	—	20%
September 15, 2020	September 15, 2022	Promissory note	(28)	300,000	10%
October 6, 2020	March 6, 2023	Promissory note	(29)	150,000	12%
November 12, 2020	November 12, 2023	Promissory note	(30)	110,000	12%
November 23, 2020	October 23, 2022	Promissory note	(31)	65,000	15.5%
November 23, 2020	November 23, 2023	Promissory note	(32)	300,000	15%
December 10, 2020	December 10, 2023	Promissory note	(33)	82,500	12%
December 10, 2020	December 10, 2023	Promissory note	(34)	3,921,168	12%
December 10, 2020	December 10, 2023	Promissory note	(35)	3,054,338	12%
December 10, 2020	December 10, 2023	Promissory note	(36)	165,605	12%
December 14, 2020	December 14, 2023	Promissory note	(37)	310,375	12%
December 14, 2020	December 14, 2023	Promissory note	(38)	—	12%
December 30, 2020	December 30, 2023	Promissory note	(39)	350,000	12%
December 31, 2021	December 31, 2024	Promissory note	(40)	25,000	12%
December 31, 2021	December 31, 2024	Promissory note	(41)	145,000	12%
January 14, 2021	January 14, 2024	Promissory note	(42)	550,000	12%
February 22, 2021	February 22, 2024	Promissory note	(43)	1,650,000	12%
March 1, 2021	March 1, 2024	Promissory note	(10)	6,000,000	12%
March 23, 2021	March 23, 2022	Promissory note	(11)	—	0%
March 23, 2021	March 23, 2022	Promissory note	(12)	—	0%
June 8, 2021	June 8, 2024	Promissory note	(44)	2,750,000	12%
July 12, 2021	July 26, 2026	Promissory note	(45)	4,000,160	7%
September 14, 2021	September 14, 2024	Promissory note	(46)	1,650,000	12%
				$26,233,598
Less current portion of loans payable				(1,019,453)
Less discount on loans payable				(4,905,076)
Loans payable				$20,309,069

Current portion of loans payable				$1,019,453
Less discount on loans payable				(14,745)
Current portion of loans payable, net of discount				$1,004,708

*	Note is in default. No notice has been given by the note holder to the Company at the time of issuance of these financial statements.

(1)	$12,624 loan repaid during year ended February 28, 2022.

(2)	The note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance.

(3)	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. No repayments have been made by the Company and no notices have been received.

(4)	$20,000 loan repaid during the year ended February 28, 2022.

(5)	The note may be pre-payable at any time. The note balance includes 33% original issue discount of $2,590 at issuance.

(6)	The note may be pre-payable at any time. The note balance includes 33% original issue discount of $28,567 at issuance.

(8)	$257,000 Canadian loan. Interest payable every calendar quarter commencing June 30, 2019, if unpaid accrued interest to be paid at maturity. An additional interest amount calculated as 4% of RAD revenues from SCOT rentals for the fiscal years 2020 and 2021 shall be payable March 31, 2020 and March 31, 2021, respectively. Secured by a general security charging all of RAD’s present and after-acquired property in favor of the lender on a first priority basis subject to the following: the lender’s security in this respect shall be postponeable to security in favor of institutional financing obtained by RAD. Additional funding of $26,146 during the quarter ended May 31, 2021. This loan and accrued interest was fully repaid on November 15, 2021 for a cash payment of $443,978. The payment includes $194,804 of loan repayment $55,299 in accrued interest, $18,135 in interest expense, $18,492 in foreign exchange loss and $157,249 in loss on settlement of debt.

(9)	The note may be pre-payable at any time. The note balance includes 33% original issue discount of $26,104 at issuance.

(10)	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749.005 with a corresponding adjustment to paid in capital for the relative value of the warrant. For the year ended February 28, 2022, the Company recorded amortization expense of $5,349,005 with an unamortized discount of $0 at February 28, 2022. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital.

(11)	In exchange for 28 Series F preferred shares, the Company issued a noninterest bearing unsecured loan for $2,545,900. A fair value of the loan of $2,267,768 was determined with a debt discount off $278,132. For the year ended February 28, 2022, the Company recorded amortization expense $54,102. On June 2, 2021 the Company exchanged the $2,545,900 debt having a net book value of $2,321,870 for 39,167,693 common shares having a fair value of $2,177,724. The Company recorded a gain on settlement of debt of $144,146.

(12)	In exchange for 55 Series F preferred shares, the Company issued a noninterest bearing unsecured loan for $5,000,875. A fair value of the loan of $4,465,067 was determined with a debt discount off $535,808. For the year ended February 28, 2022, the Company recorded amortization expense of $107,162. On June 2, 2021 the Company exchanged the $5,000,875 debt having a net book value $4,572,229 for 76,936,539 common shares having a fair value of $4,277,672. The Company recorded a gain on settlement of debt of $294,557.

(13)	The note may be pre-payable at any time. The note balance includes an original issue discount of $3,000 at issuance.

(15)	The note may be pre-payable at any time. The note balance includes an original issue discount of $2,450 at issuance.

(16)	The note may be pre-payable at any time. The note balance includes an original issue discount of $1,200 at issuance.

(17)	The note may be pre-payable at any time. The note balance includes an original issue discount of $3,850 at issuance.

(18)	The note may be pre-payable at any time. The note balance includes an original issue discount of $8,000 at issuance.

(19)	The note may be pre-payable at any time. The note balance includes an original issue discount of $15,000 at issuance.

(20)	$ 40,000 CDN loan, both principal and interest are due at maturity, if unpaid there is a 10% penalty on unpaid balance. By consent of all parties, lender may convert balance into Class F shares at $6,739 USD per share. Total loan of $40,000 CDN and accrued interest repaid at February 28, 2022.

(22)	$ 60,000 CDN loan, principal is due at maturity, interest is payable commencing the third month after the loan over the remaining 10 months. If principal or interest unpaid there is a 10% penalty on unpaid balance. By consent of all parties, lender may convert balance into Class F shares at $6,739 USD per share. Total loan of $44,183 (in $USD) and related accrued interest paid during the quarter ended May 31, 2021.

(23)	The note may be pre-payable at any time. The note balance includes an original issue discount of $12,000 at issuance.

(24)	The note may be pre-payable at any time. The note balance includes an original issue discount of $6,000 at issuance.

(25)	The note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 at issuance.

(26)	The note may be pre-payable at any time. The note balance includes an original issue discount of $7,000 at issuance.

(27)	$10,000 CDN loan, principal is due at maturity, interest is payable monthly commencing the third month after the loan over the remaining 10 months. If principal or interest unpaid there is a 10% penalty on unpaid balance. By consent of all parties, lender may convert balance into Class F shares at $6,739 USD per share. Total loan of $7,381 (in $USD) and related accrued interest paid during the quarter ended May 31, 2021.

(28)	The note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Interest payable monthly, principal due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. . For the year ended February 28, 2022, the Company recorded amortization expense of $23,885 with an unamortized discount of $14,745 at February 28, 2022.

(29)	Principal and interest repayable in 28 monthly instalments commencing December 6, 2020, the first 6 months at $2,000 per month, the remaining 22 payments at $ 8,500 per month. Secured by revenue earning devices.

(30)	The note may be pre-payable at any time. The note balance includes an original issue discount of $10,000 and was issued with a warrant to purchase 70,000,000 shares at an exercise price of $0.00165 per share, with a 3-year term and having a relative fair value of $41,176. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $41,176 with a corresponding adjustment to paid in capital. For the year ended February 28, 2022, the Company recorded amortization expense of $12,039 with an unamortized discount of $36,290 at February 28, 2022.

(31)	Principal and interest repayable in 21 monthly instalments commencing December 6, 2020 of $4,060 commencing February 21, 2021. Secured by revenue earning devices.

(32)	The note may be pre-payable at any time. The note balance includes an original issue discount of $25,000 and was issued with a warrant to purchase 230,000,000 shares at an exercise price of $0.00165 per share with a 3-year term and having a relative fair value of $125,814. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $125,814 with a corresponding adjustment to paid in capital for the relative value of the warrant. For the year ended February 28, 2022, the Company recorded amortization expense of $33,823 with an unamortized discount of $109,977 at February 28, 2022.

(33)	The note may be pre-payable at any time. The note balance includes an original issue discount of 7,500 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.002 per share with a 3-year term and having a relative fair value of $54,545. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $54,545 with a corresponding adjustment to paid in capital for the relative value of the warrant. For the year ended February 28, 2022, the Company recorded amortization expense of $9,856 with an unamortized discount of $50,714 at February 28, 2022.

(34)	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(35)	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(36)	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.

(37)	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.

(38)	This promissory note was issued as part of a debt settlement whereby $100,000 in convertible notes and associated accrued interest of $37,589 totaling $137,589 was exchanged for this promissory note of $192,625. Loan fully repaid at May 31,2021.

(39)	The note may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2022, the Company recorded amortization expense of $27,277 with an unamortized discount of $276,853 at February 28, 2022.

(40)	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(41)	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property.

(42)	The note may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the year ended February 28, 2022, the Company recorded amortization expense of $58,224 with an unamortized discount of $367,232 at February 28, 2022.

(43)	The note may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 28, 2022, the Company recorded amortization expense of $80,746 with an unamortized discount of $1,411,832 at February 28, 2022. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital.

(44)	The note may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. For the year ended February 28, 2022, the Company recorded amortization expense of $1,035,288 with an unamortized discount of $1,249,745 at February 28, 2022. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital.

(45)	This loan was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured.

(46)	The note may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783 using Black-Scholes with assumptions described in note 14. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the year ended February 28, 2022, the Company recorded amortization expense of $32,349 with an unamortized discount of $1,402,433at February 28, 2022.